Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
Debt

	December 31,
($ thousands)	2017	2016
6.250% Senior Secured Notes due 2022	1,470,075	1,472,150
6.500% Senior Secured Notes due 2025	1,086,913	1,085,537
4.750% Senior Secured Notes due 2023	1,008,601	884,917
4.125% Senior Secured Notes due 2020	833,655	730,465
5.625% Senior Secured Notes due 2020	595,767	593,954
4.750% Senior Secured Notes due 2020	585,171	509,050
7.500% Senior Secured Notes due 2019	148,231	521,894
5.500% Senior Secured Notes due 2020	125,709	126,294
5.350% Senior Secured Notes due 2023	61,082	61,187
6.625% Senior Secured Notes due 2018	—	521,556
Senior Secured Notes, long-term	5,915,204	6,507,004

Term Loan Facility due 2023	1,785,361	—
Revolving Credit Facilities due 2021	76,880	516,529
Term Loan Facilities due 2019	—	839,552
Long-term debt, less current portion	7,777,445	7,863,085

6.625% Senior Secured Notes due 2018	599,114	—
Other	—	77
Current portion of long-term debt	599,114	77
Total Debt	8,376,559	7,863,162

The principal balance of each debt obligation and a reconciliation to the consolidated balance sheet follows:

	December 31, 2017
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
6.250% Senior Secured Notes due 2022	1,500,000	(14,808)	—	(15,117)	1,470,075
6.500% Senior Secured Notes due 2025	1,100,000	(13,087)	—	—	1,086,913
4.750% Senior Secured Notes due 2023	1,019,405	(10,804)	—	—	1,008,601
4.125% Senior Secured Notes due 2020	839,510	(5,855)	—	—	833,655
5.625% Senior Secured Notes due 2020	600,000	(4,233)	—	—	595,767
4.750% Senior Secured Notes due 2020	599,650	(14,479)	—	—	585,171
7.500% Senior Secured Notes due 2019	144,303	—	3,708	220	148,231
5.500% Senior Secured Notes due 2020	124,143	—	1,757	(191)	125,709
5.350% Senior Secured Notes due 2023	60,567	—	515	—	61,082
Senior Secured Notes, long-term	5,987,578	(63,266)	5,980	(15,088)	5,915,204

Term Loan Facility due 2023	1,798,950	(13,589)	—	—	1,785,361
Revolving Credit Facilities due 2021	95,000	(18,120)	—	—	76,880
6.625% Senior Secured Notes due 2018	599,650	(536)	—	—	599,114
Total Debt	8,481,178	(95,511)	5,980	(15,088)	8,376,559

	December 31, 2016
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
6.250% Senior Secured Notes due 2022	1,500,000	(17,804)	—	(10,046)	1,472,150
6.500% Senior Secured Notes due 2025	1,100,000	(14,463)	—	—	1,085,537
4.750% Senior Secured Notes due 2023	895,985	(11,068)	—	—	884,917
4.125% Senior Secured Notes due 2020	737,870	(7,405)	—	—	730,465
5.625% Senior Secured Notes due 2020	600,000	(6,046)	—	—	593,954
4.750% Senior Secured Notes due 2020	527,050	(18,000)	—	—	509,050
7.500% Senior Secured Notes due 2019	500,000	(29)	20,733	1,190	521,894
5.500% Senior Secured Notes due 2020	124,143	—	2,418	(267)	126,294
5.350% Senior Secured Notes due 2023	60,567	—	620	—	61,187
6.625% Senior Secured Notes due 2018	527,050	(5,494)	—	—	521,556
Senior Secured Notes, long-term	6,572,665	(80,309)	23,771	(9,123)	6,507,004

Term Loan Facilities due 2019	843,280	(3,728)	—	—	839,552
Revolving Credit Facilities due 2021	540,820	(24,291)	—	—	516,529
Other	77	—	—	—	77
Total Debt	7,956,842	(108,328)	23,771	(9,123)	7,863,162

Principal payments for each debt obligation for the next five years and thereafter are as follows:

	Calendar year
($ thousands)	2018	2019	2020	2021	2022	2023 and thereafter	Total
6.250% Senior Secured Notes due 2022	—	—	—	—	1,500,000	—	1,500,000
6.500% Senior Secured Notes due 2025	—	—	—	—	—	1,100,000	1,100,000
4.750% Senior Secured Notes due 2023	—	—	—	—	—	1,019,405	1,019,405
4.125% Senior Secured Notes due 2020	—	—	839,510	—	—	—	839,510
5.625% Senior Secured Notes due 2020	—	—	600,000	—	—	—	600,000
4.750% Senior Secured Notes due 2020	—	—	599,650	—	—	—	599,650
7.500% Senior Secured Notes due 2019	—	144,303	—	—	—	—	144,303
5.500% Senior Secured Notes due 2020	—	—	124,143	—	—	—	124,143
5.350% Senior Secured Notes due 2023	—	—	—	—	—	60,567	60,567
Senior Secured Notes, long-term	—	144,303	2,163,303	—	1,500,000	2,179,972	5,987,578

Term Loan Facility due 2023	—	—	383,776	383,776	383,776	647,622	1,798,950
Revolving Credit Facilities due 2021	—	—	—	95,000	—	—	95,000
6.625% Senior Secured Notes due 2018	599,650	—	—	—	—	—	599,650
Total Principal Payments	599,650	144,303	2,547,079	478,776	1,883,776	2,827,594	8,481,178

Senior Secured Notes

The key terms of the Company's senior secured notes (the "Notes"), which are rated Ba2 and BB+ by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, are as follows:

Description		Principal (thousands)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
6.250% Senior Secured Notes due 2022		$1,500,000	6.52%	Parent	*	†	+	Semi-annually in arrears
6.500% Senior Secured Notes due 2025		$1,100,000	6.71%	Parent	*	†	+	Semi-annually in arrears
4.750% Senior Secured Notes due 2023		€850,000	4.98%	Parent	*	†	+	Semi-annually in arrears
4.125% Senior Secured Notes due 2020		€700,000	4.47%	Parent	*	†	+	Semi-annually in arrears
5.625% Senior Secured Notes due 2020		$600,000	5.98%	Parent	*	†	+	Semi-annually in arrears
4.750% Senior Secured Notes due 2020	[1]	€500,000	6.00%	Parent	*	†	++	Annually in arrears
7.500% Senior Secured Notes due 2019		$144,303	5.67%	IGT	**	††	+++	Semi-annually in arrears
5.500% Senior Secured Notes due 2020		$124,143	4.88%	IGT	**	††	+++	Semi-annually in arrears
5.350% Senior Secured Notes due 2023		$60,567	5.47%	IGT	**	††	+++	Semi-annually in arrears
6.625% Senior Secured Notes due 2018	[1]	€500,000	7.74%	Parent	*	†	++	Annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†	Ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

††	Certain intercompany loans with principal balances in excess of $10 million.

+
The Parent may redeem in whole or in part at any time prior to (1) the date which is three months prior to maturity with respect to the notes which are due in 2020 and (2) the date which is six months prior to maturity with respect to the notes which are due in 2022, 2023 and 2025 at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such dates, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of these notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++
The Parent may redeem in whole but not in part at the greater of (1) 100% of their principal amount together with accrued and unpaid interest, or (2) at an amount specified in the terms and conditions of these notes. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest.

+++
IGT may redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of these notes at a price equal to 100% of their principal amount together with accrued and unpaid interest.

[1] Subject to a 1.25% per annum decrease in the event of an upgrade in ratings by Moody’s and S&P.

The Notes contain customary covenants and events of default. At December 31, 2017, the issuers were in compliance with all covenants.

On June 12, 2017, the Company offered to purchase any and all of the $500.0 million 7.500% Senior Secured Notes due 2019 and on June 21, 2017 the Company purchased $355.7 million of these notes for total consideration, excluding interest, of $393.5 million. The Company recorded a $25.7 million loss on early extinguishment of debt in connection with the purchase, which is classified within other expense, net, on the consolidated statement of operations for the year ended December 31, 2017.

Term Loan Facility

On July 25, 2017, the Parent entered into a senior facility agreement (the “Term Loan Facility Agreement”) for a €1.5 billion term loan facility maturing in January 2023 (the “Term Loan Facility”).
The Parent used the proceeds from the Term Loan Facility to:

•	prepay the €800 million Term Loan Facilities due 2019 in the third quarter of 2017;

•	redeem the €500 million 6.625% Senior Secured Notes due 2018 when they matured on February 2, 2018; and

•	prepay €160 million under the Revolving Credit Facilities due 2021 in the fourth quarter of 2017.
The Parent used the remaining €40 million for general corporate purposes.
The Parent must repay the Term Loan Facility in four installments, as detailed below:

Due Date	Amount (€ thousands)
January 25, 2020	320,000
January 25, 2021	320,000
January 25, 2022	320,000
January 25, 2023	540,000

Interest on the Term Loan Facility is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on the Company’s long-term ratings by Moody’s and S&P. At December 31, 2017, the effective interest rate on the Term Loan Facility was 2.05%.
The Term Loan Facility is guaranteed by certain subsidiaries of the Parent and is secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.
Upon the occurrence of certain events, the Parent may be required to prepay the Term Loan Facility in full.
The Term Loan Facility Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2017, the Parent was in compliance with all covenants.

Revolving Credit Facilities

The senior facilities agreement (the "RCF Senior Facilities Agreement") provides for the following multi-currency revolving credit facilities (the "Revolving Credit Facilities"):

Maximum Amount Available (thousands)	Facility	Borrowers
$1,200,000	Revolving Credit Facility A	Parent, IGT and IGT Global Solutions Corporation
€725,000	Revolving Credit Facility B	Parent and Lottomatica Holding S.r.l.

On July 31, 2017, the Company voluntarily reduced the Revolving Credit Facility A commitment from $1.8 billion to $1.2 billion and the Revolving Credit Facility B commitment from €1.05 billion to €725 million.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on the Parent’s long-term ratings by Moody’s and S&P. At December 31, 2017 and 2016, the effective interest rate on the Revolving Credit Facilities was 3.48% and 2.42%, respectively.

The RCF Senior Facilities Agreement provides that the following fees (which are recorded as interest expense) are payable quarterly in arrears:

•
Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities depending on the Parent’s long-term ratings by Moody’s and S&P. The applicable rate was 0.725% at December 31, 2017.

•
Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate depending on the percentage of the Revolving Credit Facilities utilized. The applicable rate was 0.15% at December 31, 2017.

The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments.

At December 31, 2017 and 2016, the Company’s available liquidity under the Revolving Credit Facilities was $1.974 billion and $2.367 billion, respectively.

The RCF Senior Facilities Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2017, the borrowers were in compliance with all covenants.

Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2017 and 2016, there were no borrowings under these facilities.

Letters of Credit

The Parent and certain of its subsidiaries may obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted letter of credit facilities. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2017 and 2016 and the weighted average annual cost of such letters of credit:

	Letters of Credit Outstanding
($ thousands)	Not under the Revolving Credit Facilities	Under the Revolving Credit Facilities	Total	Weighted Average Annual Cost
December 31, 2017	510,962	—	510,962	1.02%
December 31, 2016	827,850	—	827,850	0.94%